Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 25, 2019 CNY (¥)
Other investments
Available-for-sale debt securities, Original cost	¥ 112,314		¥ 112,314
Other investments, Original cost	3,478,857		3,268,819
Equity investments with readily determinable fair value, Unrealized gains (loss)	85,685	$ 13,446	980,868	¥ 166,932
Other investments, Unrealized gains (loss)	(76,511)		82,197
Available-for-sale debt securities, Accumulated impairment	(118,689)		(118,689)
Other investments, Accumulated impairment	(792,252)		(413,263)
Available-for-sale debt securities, Translation difference	6,375		6,375
Other investments, Translation difference	(127,183)		(76,719)
Other Investments, Estimated Fair value	2,482,911		2,861,034		$ 389,623
Gain on disposal of the investment	0	0	57,629
Impairment loss on available-for-sale debt securities				83,616
Impairment loss on equity investments without readily determinable fair value			0
Dividend income	179,270		229,221	10,427
Gross realized gain on investment	68,163
Dividend from other investments as reinvestment	51,635	$ 8,103
Zhejiang Merit Interactive Network Technology Co Ltd
Other investments
Equity investments without readily determinable fair value, Estimated Fair value						¥ 48,000
Equity investments with readily determinable fair value
Other investments
Gain on disposal of the investment	42,141		486,227	157
Impairment loss on equity investments with readily determinable fair value	0		0	0
Equity investments with readily determinable fair value cost value	63,826		540,490	190
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	226,200		215,035
Equity investments with readily determinable fair value, Unrealized gains (loss)	(80,829)		77,879
Equity investments with readily determinable fair value, Accumulated impairment	(48,634)		(48,634)
Equity investments with readily determinable fair value, Translation difference	5,387		8,782
Equity investments with readily determinable fair value, Estimated Fair value	102,124		253,062
Revaluation Of Equity Investments With Readily Determinable Fair Value	(116,567)		293,140	165,731
Dividend income	222		389	2,097
Equity investments without readily determinable fair value
Other investments
Equity investments without readily determinable fair value, Original cost	3,140,343		2,941,470
Equity investments without readily determinable fair value, Unrealized gains (loss)	4,318		4,318
Equity investments without readily determinable fair value, Accumulated impairment	(624,929)		(245,940)
Equity investments without readily determinable fair value, Translation difference	(138,945)		(91,876)
Equity investments without readily determinable fair value, Estimated Fair value	2,380,787		2,607,972
Gain on disposal of the investment			¥ 351,863
Disposal of investments				0
Impairment loss on equity investments without readily determinable fair value	378,989			¥ 43,973
Equity securities with out readily determinable fair value sold	¥ 508,423